Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance Table
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Income ($) (000’s)
2025	650,373	707,133	306,240	351,640	145.46	7,753
2024	940,030	980,655	552,274	584,774	123.35	7,402
2023	606,824	590,387	286,240	273,090	113.82	8,950

1.
Scott A. Everson was the Registrant’s Principal Executive Officer (PEO) for each of the 2023, 2024 and 2025 fiscal years.

2.
For the 2023, 2024 and 2025 fiscal years, the Registrant’s Non PEO NEOs were: Matthew F. Branstetter; and Randall M. Greenwood.

3.
The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2025		2024		2023
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less Grant date value of equity awards	NA	NA	(292,000)	(233,600)	NA	NA
Year-end fair value of current year award	NA	NA	325,000	260,000	NA	NA
Year-over-year change in fair value of unvested awards	33,750	27,000	—	—	(23,500)	(18,800)
Change in value of awards vesting during the current year	NA	NA	(14,500)	(11,600)	(3,125)	(2,500)
Dividends paid on unvested awards	23,000	18,400	22,125	17,700	10,188	8,150
Total adjustments	56,750	45,400	40,625	32,500	(16,437)	(13,150)

4.
As reported on Registrant’s Consolidated Statements of Income for the applicable fiscal reporting year, as provided under Part II Item 8 of Registrant’s Annual Report on Form 10-K.

Named Executive Officers, Footnote
1.
Scott A. Everson was the Registrant’s Principal Executive Officer (PEO) for each of the 2023, 2024 and 2025 fiscal years.

2.
For the 2023, 2024 and 2025 fiscal years, the Registrant’s Non PEO NEOs were: Matthew F. Branstetter; and Randall M. Greenwood.

PEO Total Compensation Amount	$ 650,373	$ 940,030	$ 606,824
PEO Actually Paid Compensation Amount	$ 707,133	980,655	590,387
Adjustment To PEO Compensation, Footnote
3.
The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2025		2024		2023
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less Grant date value of equity awards	NA	NA	(292,000)	(233,600)	NA	NA
Year-end fair value of current year award	NA	NA	325,000	260,000	NA	NA
Year-over-year change in fair value of unvested awards	33,750	27,000	—	—	(23,500)	(18,800)
Change in value of awards vesting during the current year	NA	NA	(14,500)	(11,600)	(3,125)	(2,500)
Dividends paid on unvested awards	23,000	18,400	22,125	17,700	10,188	8,150
Total adjustments	56,750	45,400	40,625	32,500	(16,437)	(13,150)

Non-PEO NEO Average Total Compensation Amount	$ 306,240	552,274	286,240
Non-PEO NEO Average Compensation Actually Paid Amount	$ 351,640	584,774	273,090
Adjustment to Non-PEO NEO Compensation Footnote
3.
The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2025		2024		2023
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less Grant date value of equity awards	NA	NA	(292,000)	(233,600)	NA	NA
Year-end fair value of current year award	NA	NA	325,000	260,000	NA	NA
Year-over-year change in fair value of unvested awards	33,750	27,000	—	—	(23,500)	(18,800)
Change in value of awards vesting during the current year	NA	NA	(14,500)	(11,600)	(3,125)	(2,500)
Dividends paid on unvested awards	23,000	18,400	22,125	17,700	10,188	8,150
Total adjustments	56,750	45,400	40,625	32,500	(16,437)	(13,150)

Total Shareholder Return Amount	$ 145.46	123.35	113.82
Net Income (Loss)	$ 7,753,000	7,402,000	8,950,000
PEO Name	Scott A. Everson
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 56,750	40,625	(16,437)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(292,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		325,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,750	0	(23,500)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,000	22,125	10,188
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,500)	(3,125)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,400	32,500	(13,150)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(233,600)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		260,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,000	0	(18,800)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,400	17,700	8,150
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (11,600)	$ (2,500)